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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Delta Partners, LLC

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                August 10, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       12

Form 13F Information Table Value Total:   $  74,700
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	NONE



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                                                     FORM 13F INFORMATION TABLE







                                                                VALUATION CURRENCY: USD

COLUMN 1                          COLUMN 2       COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                    TITLE          CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                  OF             NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                  CLASS                                    AMOUNT     PRN  CALL                           (SOLE)
--------------                    --------       ---------     --------    ---------  ---  ----   ----------   --------   ---------

APPROACH RESOURCES INC            COM            03834A103     $1,087         42,572  SH          SHARED       NONE          42,572
BERKSHIRE HATHAWAY INC-CL B       CL B NEW       084670702     $6,391         76,700  SH          SHARED       NONE          76,700
CAL DIVE INTERNATIONAL INC        COM            12802T101     $5,789      1,996,068  SH          SHARED       NONE       1,996,068
CORINTHIAN COLLEGES INC           COM            218868107     $2,620        906,450  SH          SHARED       NONE         906,450
DELTA AIR LINES INC               COM NEW        247361702     $5,638        514,900  SH          SHARED       NONE         514,900
FIDELITY NATIONAL FINL-A          CL A           31620R105     $6,546        339,900  SH          SHARED       NONE         339,900
GANNETT CO                        COM            364730101     $5,425        368,300  SH          SHARED       NONE         368,300
LEE ENTERPRISES                   COM            523768109     $1,772      1,093,548  SH          SHARED       NONE       1,093,548
MICROSOFT CORP                    COM            594918104     $8,900        290,960  SH          SHARED       NONE         290,960
NATURES SUNSHINE PRODS INC        COM            639027101     $17,129     1,134,396  SH          SHARED       NONE       1,134,396
PDC ENERGY INC                    COM            69327R101     $8,828        360,026  SH          SHARED       NONE         360,026
XEROX CORP                        COM            984121103     $4,574        581,200  SH          SHARED       NONE         581,200

							       $74,700
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